CHAPMAN AND CUTLER
                                 111 WEST MONROE
                                CHICAGO, IL 60603




                                  May 27, 1999






Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

                   Re: Van Kampen Focus Portfolios, Series 155
                     (File No. 333-76607) (CIK No. 1025294)


Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 25, 1999.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.